SHAREHOLDERS' EQUITY - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	€ 27,359	€ 24,964
Balance	26,248	27,359
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,234)	(3,173)
Net current-period other comprehensive income (loss)	410	(61)
Balance	(2,824)	(3,234)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(203)	(577)
Net current-period other comprehensive income (loss)	(38)	374
Balance	(241)	(203)
Other comprehensive income (loss)
Balance	(3,436)	(3,748)
Net current-period other comprehensive income (loss)	372	313
Balance	€ (3,064)	€ (3,436)